Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained Earnings [Member]
Cash dividends, per share (in dollars per share)	$ 0.84	$ 0.82	$ 0.89
Additional Paid-in Capital [Member]
Common stock issued to ESOP, shares (in shares)	15,118	24,572
Acquisition – Milton Bancorp, Inc., shares (in shares)		523,518
Common stock issued through dividend reinvestment, shares (in shares)	21,383
Common stock issued to ESOP, shares (in shares)	15,118	24,572